UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	January 29, 2009

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $152,404

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

ACE LIMITED CMN                       COM  H0023R105  10,584,000     200,000 SH           SOLE             200,000
AMERICAN EXPRESS CO. CMN              COM  025816109   6,493,000     350,000 SH           SOLE             350,000
AON CORPORATION CMN                   COM  037389103   9,136,000     200,000 SH           SOLE             200,000
ASSURANT, INC. CMN                    COM  04621X108  16,500,000     550,000 SH           SOLE             550,000
THE BANK OF NY MELLON CORP CMN        COM  064058100   8,499,000     300,000 SH           SOLE             300,000
BROADRIDGE FINANCIAL SOLUTIONS IN CMN COM  11133T103  12,540,000   1,000,000 SH           SOLE           1,000,000
DISCOVER FINANCIAL SERVICES CMN       COM  254709108   4,765,000     500,000 SH           SOLE             500,000
FTI CONSULTING,INC. CMN               COM  302941109  11,170,000     250,000 SH           SOLE             250,000
FIDELITY NATL INFO SVCS INC CMN       COM  31620M106   3,254,000     200,000 SH           SOLE             200,000
ARTHUR J. GALLGHER & CO CMN           COM  363576109   6,478,000     250,000 SH           SOLE             250,000
LENDER PROCESSING SERVICES, INC. CMN  COM  52602E102  17,670,000     600,000 SH           SOLE             600,000
MASTERCARD INCORPORATED CMN CLASS A   COM  57636Q104   5,717,000      40,000 SH           SOLE              40,000
PHH CORPORATION CMN                   COM  693320202   5,092,000     400,000 SH           SOLE             400,000
PNC FINANCIAL SERVICES GROUP CMN      COM  693475105   5,880,000     120,000 SH           SOLE             120,000
PHOENIX COS INC CMN                   COM  71902E109   1,962,000     600,000 SH           SOLE             600,000
RENAISSANCE RE HOLDINGS LTD CMN       COM  G7496G103   5,156,000     100,000 SH           SOLE             100,000
TOTAL SYS SVC INC CMN                 COM  891906109  11,900,000     850,000 SH           SOLE             850,000
UNITED AMERICA INDEMNITY LTD CMN CL A COM  90933T109   9,608,000     750,000 SH           SOLE             750,000
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